Document and Entity Information	Oct. 19, 2022
Document Information [Line Items]
Entity Registrant Name	M&T BANK CORPORATION
Amendment Flag	false
Entity Central Index Key	0000036270
Document Type	8-K
Document Period End Date	Oct. 19, 2022
Entity Incorporation, State or Country Code	NY
Entity File Number	1-9861
Entity Tax Identification Number	16-0968385
Entity Address, Address Line One	One M&T Plaza
Entity Address, City or Town	Buffalo
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14203
City Area Code	(716)
Local Phone Number	635-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $.50 par value
Trading Symbol	MTB
Security Exchange Name	NYSE
Series H Fixed To Floating Rate Not Cumulative Perpetual Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Perpetual Fixed-to-Floating RateNon-Cumulative Preferred Stock, Series H
Trading Symbol	MTBPrH
Security Exchange Name	NYSE